Fixed Assets	3 Months Ended
Mar. 31, 2022
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the three months ended March 31, 2022, the Group acquired intangible assets of EUR 448k (three months ended March 31, 2021: EUR 1,587k). The acquisitions during the three months ended March 31, 2022 and 2021 mainly related to licenses, software and prepayments made to acquire those.

6.2 Property, plant and equipment

During the three months ended March 31, 2022, the increase in property, plant and equipment was due primarily to the purchase of technical equipment and machines and other equipment of EUR 22,083k (March 31, 2021: EUR 2,885k) as well as additional amounts recognized as construction in progress of EUR 20,533k for Company-owned GMP IV facility (EUR 15,794) and equipment physically located at the CMO facilities (EUR 1,925k) and the remaining amount mainly for Company’s GMP facilities. The increase was partially offset by EUR 3,800k impairment of equipment located at a CMO facility, which was recognized in cost of sales.